Stockholders' Equity (Details) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Oct. 11, 2019	Dec. 31, 2018	Aug. 28, 2018	Jul. 26, 2016	Jul. 25, 2016
Preferred Stock, Shares Authorized						8,772,852
Preferred Stock, Par or Stated Value Per Share			$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	67,000,000	67,000,000		58,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding	34,252,578	34,252,578		34,252,578
Common Stock
Common Stock, Shares Authorized			67,000,000		58,000,000		20,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001		$ 0.0001
GRAF INDUSTRIAL CORP.
Preferred Stock, Shares Authorized	1,000,000	1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Common Stock, Shares Authorized	400,000,000	400,000,000		400,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding	6,346,714	9,287,693		7,893,844
Common stock possible redemption	11,202,651	21,182,947		22,576,796
GRAF INDUSTRIAL CORP. | Common Stock
Common Stock, Shares, Outstanding	17,549,365	30,470,640		30,470,640